Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventories
	June 30,	December 31,
	2021	2020
Raw materials	$53,594	$48,524
Finished goods	193,708	111,547
Less: Provision for impairment	(12,969)	(12,800)
Total, net	$234,333	$147,271

	December 31, 2020	December 31, 2019

Raw materials	$48,524	$116,907
Finished goods	111,547	157,798
Allowance	(12,800)	(12,023)
Total, net	$147,271	$262,682